LOSS PER SHARE - ADDITIONAL INFORMATION - (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share purchase options
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	14,595,000	14,182,500
Share purchase warrants
Earnings per share [line items]
Anti-dilutive excluded from the diluted weighted-average number of ordinary shares	49,486	933,340